AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V,
                     AMERITAS VARIABLE SEPARATE ACCOUNT VL,
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                       and
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
         OVERTURE LIFE SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
            OVERTURE ENCORE!, OVERTURE BRAVO!, CORPORATE BENEFIT VUL,
        ALLOCATOR 2000, EXECUTIVE SELECT, REGENT 2000, OVERTURE ANNUITY,
     OVERTURE ANNUITY III-Plus, ALLOCATOR 2000 ANNUITY, and DESIGNER ANNUITY
                         Prospectuses Dated May 1, 2007

                      OVERTURE OVATION! and PROTECTOR hVUL
                         Prospectuses Dated May 1, 2008

                              Excel Performance VUL
                          Prospectus Dated May 1, 2009

                   OVERTURE ANNUITY II, OVERTURE ANNUITY III,
                   OVERTURE ACCENT(R)!, and OVERTURE ACCLAIM(R)!
                      Prospectuses Dated September 1, 2009

                       Supplement Dated December 31, 2009

Effective September 23, 2009, The Alger American Fund Board voted and approved to change the name of The Alger American Fund to The Alger Portfolios (the "Series"). In addition, the Series portfolios listed below were renamed as follows and changed from Class O to Class I-2.

    ------------------------------------------------------- -------------------------------------------------
                    Former Portfolio Names                       New Names Effective September 23, 2009
    ------------------------------------------------------- -------------------------------------------------
    Alger American Balanced Portfolio                       Alger Balanced Portfolio
    ------------------------------------------------------- -------------------------------------------------
    Alger American Capital Appreciation Portfolio *         Alger Capital Appreciation Portfolio *
    ------------------------------------------------------- -------------------------------------------------
    Alger American LargeCap Growth Portfolio **             Alger Large Cap Growth Portfolio **
    ------------------------------------------------------- -------------------------------------------------
    Alger American MidCap Growth Portfolio **               Alger Mid Cap Growth Portfolio **
    ------------------------------------------------------- -------------------------------------------------
    Alger American SmallCap Growth Portfolio **             Alger Small Cap Growth Portfolio **
    ------------------------------------------------------- -------------------------------------------------
    * Available only for the Excel Performance VUL.
    ** Available only for ALLOCATOR 2000, EXECUTIVE SELECT, REGENT 2000, ALLOCATOR 2000 ANNUITY, and
    DESIGNER ANNUITY Policy Owners who currently invest in the respective underlying portfolio.

Therefore, all references to the Series and portfolios in your prospectus are changed to the new names.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

Please see the Series prospectus for each portfolio for more information.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.